CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
ASSETS
Cash and cash equivalents	$ 119,940	$ 61,957
Restricted cash	4,213	157
Other financing receivables, net	278,960	235,349
Loans, net	374,383	250,659
Prepaid expenses and other current assets	2,338	1,520
Current assets of discontinued operations	38,994	104,595
Total current assets	818,828	654,237
Property, equipment and leasehold improvements, net	70,920	73,817
Deferred income tax assets	11,146	7,011
Non-current assets of discontinued operations	10,280	15,250
Total assets	911,174	750,315
LIABILITIES AND EQUITY
Short-term bank borrowings (including short-term bank borrowings of the consolidated VIEs without recourse to Fincera of $79,322 and $56,363 as of June 30, 2016 and December 31, 2015, respectively)	88,370	75,921
Long-term bank borrowings, current portion (including long-term bank borrowings, current portion of the consolidated VIEs without recourse to Fincera of nil and nil as of June 30, 2016 and December 31, 2015, respectively)	12,064	13,860
Borrowed funds from CeraVest loan investors, related party (including borrowed funds from CeraVest loan investors, related party of the consolidated VIEs without recourse to Fincera of $264 and $2,716 as of June 30, 2016 and December 31, 2015, respectively)	3,341	2,716
Borrowed funds from CeraVest loan investors (including borrowed funds from CeraVest loan investors of the consolidated VIEs without recourse to Fincera of 243,392 and $202,725 as of June 30, 2016 and December 31, 2015, respectively)	346,373	202,725
Financing payables, related parties (including financing payables, related parties of the consolidated VIEs without recourse to Fincera of $63,523 and $58,620 as of June 30, 2016 and December 31, 2015, respectively)	117,838	106,869
Other payables and accrued liabilities (including other payables and accrued liabilities of the consolidated VIEs without recourse to Fincera of $45,742 and $14,334 as of June 30, 2016 and December 31, 2015, respectively)	73,107	35,806
Income tax payable (including income tax payable of the consolidated VIEs without recourse to Fincera of $4,591 and $2,562 as of June 30, 2016 and December 31, 2015, respectively)	4,767	3,317
Current liabilities of discontinued operations (including current liabilities of discontinued operations of the consolidated VIEs without recourse to Fincera of $7,892 and $9,868 as of June 30, 2016 and December 31, 2015, respectively)	11,969	50,445
Total current liabilities	657,829	491,659
Noncurrent liabilities
Non-current liabilities of discontinued operations (including non-current liabilities of discontinued operations of the consolidated VIEs without recourse to Fincera of nil and nil as of June 30, 2016 and December 31, 2015, respectively)	915	2,587
Total liabilities	658,744	494,246
Commitments and Contingencies (Note 17)
Equity
Preferred shares, $0.001 par value, 1,000,000 shares authorized; –no shares issued or outstanding at June 30, 2016 and December 31, 2015	0	0
Ordinary shares - $0.001 par value, 1,000,000,000 shares authorized, 23,557,616 and 23,549,644 shares issued and outstanding at June 30, 2016 and December 31, 2015, respectively	24	24
Additional paid-in capital	329,875	329,276
Statutory reserves	24,849	27,014
Accumulated losses	(112,575)	(115,229)
Accumulated other comprehensive income	10,257	14,984
Total stockholders’ equity	252,430	256,069
Total liabilities and stockholders’ equity	$ 911,174	$ 750,315